Fees Summary	Jul. 22, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 2,353.80
Total Fee Amount	2,353.80
Total Transaction Valuation	17,044,152.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A